Information About Non-controlling Interests - Schedule of Financial Information on Subsidiaries (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of subsidiaries [line items]
Current assets	₩ 14,066,231	₩ 14,366,399
Non-current assets	28,983,887	27,636,359
Current liabilities	11,835,521	14,026,523
Non-current liabilities	11,797,786	10,008,674
Equity	19,416,811	17,967,561	₩ 18,542,575	₩ 18,412,696
KT Skylife Co., Ltd.
Disclosure of subsidiaries [line items]
Current assets	427,105	434,876
Non-current assets	548,295	605,312
Current liabilities	252,286	242,754
Non-current liabilities	160,794	220,840
Equity	562,320	576,594
BC Card Co., Ltd.
Disclosure of subsidiaries [line items]
Current assets	3,214,765	3,130,823
Non-current assets	3,343,539	2,830,224
Current liabilities	2,859,335	3,147,202
Non-current liabilities	1,766,718	1,049,521
Equity	1,932,251	1,764,324
KTIS Corporation
Disclosure of subsidiaries [line items]
Current assets	181,957	129,015
Non-current assets	267,570	340,917
Current liabilities	107,498	122,879
Non-current liabilities	103,562	138,947
Equity	238,467	208,106
KTCS Corporation
Disclosure of subsidiaries [line items]
Current assets	319,276	293,408
Non-current assets	151,697	141,659
Current liabilities	204,138	189,900
Non-current liabilities	41,668	42,229
Equity	225,167	202,938
KT Nasmedia Co.,Ltd.
Disclosure of subsidiaries [line items]
Current assets	376,595	427,146
Non-current assets	63,671	65,636
Current liabilities	227,143	244,498
Non-current liabilities	11,433	8,209
Equity	₩ 201,690	₩ 240,075